SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended
Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Income Taxes

INCOME TAXES

The Company  accounts for income taxes under the liability  method as prescribed

by  ASC  authoritative  guidance.   Deferred  tax  liabilities  and  assets  are

determined based on the difference between the financial statement and tax bases of assets and  liabilities  using enacted rates  expected to be in effect during the year in which the basis difference  reverses.  The realizability of deferred tax assets are evaluated annually and a valuation allowance is provided if it is more likely than not that the  deferred  tax assets will not give rise to future benefits in the Company's income tax returns.

The Company has adopted ASC guidance  regarding  accounting  for  uncertainty in income  taxes.  This  guidance  clarifies  the  accounting  for income  taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being  recognized in the financial  statements and applies to all income tax  positions.  Each income tax  position  is assessed  using a two step process.  A determination is first made as to whether it is more likely than not that the income tax position will be  sustained,  based upon  technical  merits,

upon  examination  by the taxing  authorities.  If the income  tax  position  is expected to meet the more likely than not criteria,  the benefit recorded in the financial  statements  equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At September 30, 2013 and December

31, 2012 there were no uncertain tax positions that required accrual.

(Loss) Per Share

(LOSS) PER SHARE

(Loss) per share  requires  presentation  of both basic and  diluted  (loss) per common share.  Common share equivalents,  if used, would consist of any options,

warrants  and  contingent  shares,  and would not be  included  in the  weighted average  calculation  since their effect would be  anti-dilutive  due to the net

(loss). At September 30, 2013 and December 31, 2012, the Company had outstanding

5,044,395 and 0, respectively options, warrants or contingent shares.

Use of Estimates

USE OF ESTIMATES

The preparation of financial  statements in conformity  with generally  accepted accounting  principles  in the United States of America  requires  management to make  estimates and  assumptions  that affect the reported  amount of assets and liabilities and disclosures of contingent  assets and liabilities at the date of the  financial  statements  and the  reported  amounts of revenues  and expenses during the reporting  period.  Actual results could differ from those estimates,

and such differences may be material to the financial statements.

Concentration of Credit Risk

CONCENTRATION OF CREDIT RISK

The  Company,  from time to time during the periods  covered by these  financial statements,  may have bank balances in excess of its insured limits.  Management has deemed this a normal business risk.

Cash and Cash Equivalents

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company  considers all cash and highly liquid  investments with initial maturities of three months or less to be cash equivalents.

Accounts Receivable

ACCOUNTS RECEIVABLE

Accounts  receivable  are stated at their cost less any  allowance  for doubtful accounts.  The  allowance  for  doubtful  accounts is based on the  management's assessment of the  collectability of specific customer accounts and the aging of the  accounts  receivable.  If  there  is  deterioration  in a major  customer's

creditworthiness   or  if  actual   defaults  are  higher  than  the  historical

experience,  the management's  estimates of the recoverability of amounts due to the Company could be adversely affected.  Based on the management's  assessment,

there is no reserve recorded at September 30, 2013 and December 31, 2012.

Revenue Recognition	REVENUE RECOGNITION The Company recognizes revenue from the exploration and production of the Company's oil and gas properties in the period of production.
Property and Equipment

PROPERTY AND EQUIPMENT

The Company  follows the full cost method of accounting  for oil and natural gas operations. Under this method all productive and nonproductive costs incurred in connection with the acquisition, exploration, and development of oil and natural gas reserves are capitalized. No gains or losses are recognized upon the sale or other  disposition of oil and natural gas properties except in transactions that would significantly alter the relationship  between capitalized costs and proved reserves.  The costs of unevaluated  oil and natural gas properties are excluded from the  amortizable  base until the time that either proven reserves are found or it has been  determined  that such  properties  are  impaired.  As properties become  evaluated,  the  related  costs  transfer  to proved oil and natural gas

properties  using  full  cost  accounting.   There  were  capitalized  costs  of

$4,338,489  and $0 included in the  amortization  base at September 30, 2013 and

December 31, 2012,  respectively and the Company did not expense any capitalized costs for the nine months ended  September 30, 2013 and for the period March 28,

2012  (inception)  through  September 30, 2012 and for the period March 28, 2012

(inception) through December 31, 2012.

Management  capitalizes  additions to property and equipment.  Expenditures  for repairs and  maintenance  are charged to expense.  Property  and  equipment  are

carried  at  cost.   Adjustment  of  the  asset  and  the  related   accumulated

depreciation  accounts  are made for  property  and  equipment  retirements  and disposals,  with  the  resulting  gain  or loss  included  in the  statement  of operations.  The Company has not  capitalized  any  internal  costs for the nine months ended  September  30, 2013 and for the period March 28, 2012  (inception)

through September 30, 2012 and for the period March 28, 2012 (inception) through

December 31, 2012.

In accordance  with  authoritative  guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses  the  recoverability  of the  carrying  value  of its  non-oil  and gas long-lived  assets when events occur that  indicate an  impairment  in value may exist. An impairment  loss is indicated if the sum of the expected  undiscounted future net cash flows is less than the  carrying  amount of the assets.  If this occurs,  an impairment  loss is recognized  for the amount by which the carrying amount of the assets exceeds the estimated  fair value of the assets.  No events occurred  during the nine  months  ended  September  30, 2013 and for the period

March 28, 2012  through  September  20,  2012 and for the period  March 28, 2012

(inception)  through  December  31,  2012 that would be  indicative  of possible impairment.

Depreciation

DEPRECIATION

For  financial  reporting  purposes,  depreciation  and  amortization  of  other property  and  equipment  is computed  using the  straight-line  method over the estimated  useful  lives of assets at  acquisition.  For  income  tax  reporting purposes,  depreciation of other  equipment is computed using the  straight-line

and  accelerated   methods  over  the  estimated   useful  lives  of  assets  at

acquisition.

Depreciation   and  depletion  of  capitalized   acquisition,   exploration  and

development costs are computed on the  units-of-production  method by individual fields on the  basis of the total  estimated  units of  proved  reserves  as the related proved reserves are produced.

Depreciation  and  amortization  of oil and gas property and other  property and equipment for the nine months ended  September 30, 2013 and for the period March

28,  2012  (inception)  through  September  30, 2012 is  $117,725  and  $49,960,

respectively  and $50,410  for the period  March 28,  2012  (inception)  through

December 31, 2012.

Other Comprehensive Income	OTHER COMPREHENSIVE INCOME The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss for the period.
Share-Based Compensation

SHARE-BASED COMPENSATION

The Company  accounts  for  share-based  payment  accruals  under  authoritative guidance  on stock  compensation  as set  forth in the  Topics  of the ASC.  The guidance  requires  all  share-based  payments to employees  and  non-employees,

including grants of employee and non-employee stock options, to be recognized in the financial statements based on their fair values.

Going Concern and Managements' Plans

GOING CONCERN AND MANAGEMENTS' PLANS

As shown in the accompanying financial statements for the period ended September

30, 2013,  the Company has reported an  accumulated  deficit of  $2,099,834.  At

September 30, 2013, the Company has current assets of $2,469,810, including cash and cash equivalents of $2,033,179 and current liabilities of $4,564,294 but has sold its major proved oil and gas property as described in Note 4.

To the extent the Company's  operations are not sufficient to fund the Company's capital and  current  growth  requirements  the  Company  will  attempt to raise capital through the sale of additional shares of stock. At the present time, the

Company cannot provide assurance that it will be able to raise funds through the further issuance of equity in the Company.

The  accompanying  financial  statements  have been  prepared  assuming that the

Company will continue as a going concern,  however,  the above  conditions raise substantial doubt about the Company's ability to do so. The financial statements do not  include any  adjustment  to reflect the  possible  future  effect on the recoverability and  classification of assets or the amounts and  classifications of  liabilities  that may result  should the  Company be unable to continue as a going concern.

Recent Accounting Pronouncements

RECENT ACCOUNTING PRONOUNCEMENTS

The Company has reviewed all recently  issued but not yet  effective  accounting

pronouncements   and  does  not  believe   the  future   adoption  of  any  such

pronouncements  may be  expected  to cause a  material  impact on its  financial condition or results of operations.

Subsequent Events	SUBSEQUENT EVENTS The Company evaluates events and transactions after the balance sheet date but before the financial statements are issued.